Form N-1A Cover	Jul. 29, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ARISTOTLE FUNDS SERIES TRUST
Entity Central Index Key	0001959372
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 05, 2025
Prospectus Date	Jul. 29, 2025